Description of Organization and Business Operations (Details Narrative)						6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 06, 2023 USD ($) $ / shares shares	Nov. 09, 2022 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) $ / shares shares	Apr. 12, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 27, 2023 $ / shares	Nov. 14, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares								$ 11.07
Proceeds from issuance of initial public offering							$ 111,575,715
Deferred underwritting commissions						$ 4,025,000	4,025,000	4,025,000
Proceeds from issuance of private placement							5,760,000
Business combination description						The Company would have had to complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company would have only completed a Business Combination if the post-transaction company owned or acquired 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Minimum net tangible asset upon consumation of business combination						$ 5,000,001		$ 5,000,001
Interest on dissolution expenses								100,000
Cash						20,000		212,000
Working capital deficit						354,000		110,000
Temporary equity, carrying amount, attributable to parent						$ 13,125,461	116,725,000	$ 12,834,629
Redemption of public shares, percentage						100.00%
Common stock, par value | $ / shares						$ 18.00		$ 18.00	$ 0.0001
Number of shares issued value							$ 103,985,045
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Subsequent Event [Member] | Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares		1,186,952
Prepayment shortfall amount		$ 1,250,000
Volume weighted average price per share | $ / shares		$ 6.00
Proceeds from sales of initial shortfall, percentage		100.00%
Proceeds from sales of future shortfall paid to counterparty, percentage		100.00%
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Oxbridge Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		9.90%
Subsequent Event [Member] | FPA Funding Amount PIPE Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares		1,186,952
Subsequent Event [Member] | Maxim Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	270,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extension loan amount			$ 575,000
Sponsor [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount										$ 575,000
Sponsor [Member] | Promissory Note [Member] | Sponsor Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount										$ 575,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exercised | shares			10,313,048
Redemption price per share | $ / shares			$ 10.22
Redemption amount			$ 105,424,960
Temporary equity, carrying amount, attributable to parent						$ 13,130,000
Temporary equity, shares outstanding | shares						1,186,952	11,500,000	1,186,952
Temporary equity, par or stated value per share | $ / shares						$ 11.06
Common stock, par value | $ / shares						0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Maxim Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	1,127
Series A Preferred Stock [Member] | Subsequent Event [Member] | Maxim Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued value	$ 1,127,000
Series A-1 Convertible Preferred Stock [Member] | Subsequent Event [Member] | Sponsor Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	575
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction | shares				5,760,000
Sale of stock price per share | $ / shares				$ 1.00
Proceeds from issuance of private placement				$ 5,760,000	$ 5,760,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 11.50	$ 1.00
Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.03094529
Common Stock [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares							11,615,000
Number of shares issued value							$ 1,161
Warrant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.04924242
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction | shares				10,000,000
Share price | $ / shares				$ 10.00				11.07
Proceeds from issuance of initial public offering				$ 100,000,000
Payments of stock issuance costs				6,624,000
Deferred underwritting commissions				$ 3,500,000
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares	$ 11.10
Proceeds from issuance of initial public offering	$ 5,580,000
IPO [Member] | Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	1,186,952
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares				$ 10.00
Proceeds from issuance of initial public offering				$ 15,000,000
Payments of stock issuance costs				825,000
Deferred underwritting commissions				$ 525,000
Number of shares purchased | shares				1,500,000
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares						$ 10.15		$ 10.15
Proceeds from issuance of initial public offering						$ 116,725,000		$ 116,725,000